Treasury Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Aug. 03, 2019	Dec. 31, 2018
Equity, Class of Treasury Stock [Line Items]
The historical cost of the repurchased shares, recorded in treasury stock	$ 69,886		$ 27,870
Class A Ordinary Shares [Member]
Equity, Class of Treasury Stock [Line Items]
Treasury stock remained unvested	5,520,000		5,805,000
Sogou Inc. [Member]
Equity, Class of Treasury Stock [Line Items]
Aggregate consideration	$ 42,016
The historical cost of the repurchased shares, recorded in treasury stock	$ 42,016
Sogou Inc. [Member] | Class A Ordinary Shares [Member]
Equity, Class of Treasury Stock [Line Items]
Shares repurchased	8,690,618
Repurchase price per share	$ 4.80
Sogou Inc. [Member] | ADS [Member]
Equity, Class of Treasury Stock [Line Items]
Shares repurchase program period	12 months
Shares repurchased	8,690,618
Repurchase price per share	$ 4.80
Sogou Inc. [Member] | ADS [Member] | Maximum [Member]
Equity, Class of Treasury Stock [Line Items]
Amount of outstanding ADSs authorized to be repurchased		$ 50,000